UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.8%

Financials — 98.4%

	Diversified — 7.1%
88	Digital Realty Trust, Inc.	5,585
526	Duke Realty Corp.	6,098
157	DuPont Fabros Technology, Inc.	3,543
182	Vornado Realty Trust	13,564

		28,790

	Health Care — 16.2%
610	HCP, Inc.	23,573
198	Health Care REIT, Inc.	9,947
454	Senior Housing Properties Trust	9,945
422	Ventas, Inc.	22,282

		65,747

	Hotels — 5.6%
154	DiamondRock Hospitality Co.	1,353
76	Hospitality Properties Trust	1,680
827	Host Hotels & Resorts, Inc.	11,707
153	LaSalle Hotel Properties	3,589
119	Pebblebrook Hotel Trust	2,209
291	Sunstone Hotel Investors, Inc. (a)	2,221

		22,759

	Industrial — 4.2%
620	ProLogis, Inc.	17,259

	Multifamily — 18.2%
41	American Campus Communities, Inc.	1,597
186	Apartment Investment & Management Co., Class A	4,046
141	AvalonBay Communities, Inc.	17,587
62	BRE Properties, Inc.	3,003
70	Camden Property Trust	4,022
114	Colonial Properties Trust	2,254
160	Education Realty Trust, Inc.	1,489
335	Equity Residential	18,473
51	Essex Property Trust, Inc.	6,763
29	Home Properties, Inc.	1,617
156	Post Properties, Inc.	6,237
296	UDR, Inc.	6,965

		74,053

	Office — 14.6%
148	Alexandria Real Estate Equities, Inc.	9,712
205	Boston Properties, Inc.	19,561
734	Brandywine Realty Trust	6,392
211	Douglas Emmett, Inc. (m)	3,801
111	Kilroy Realty Corp.	3,989
168	Mack-Cali Realty Corp.	4,275
178	SL Green Realty Corp.	11,728

		59,458

	Regional Malls — 17.9%
694	General Growth Properties, Inc.	9,770
583	Glimcher Realty Trust	5,073
255	Macerich Co. (The)	12,788

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Regional Malls — Continued
365	Simon Property Group, Inc.	45,408

		73,039

	Shopping Centers — 7.0%
120	DDR Corp.	1,401
26	Federal Realty Investment Trust	2,268
633	Kimco Realty Corp.	9,975
210	Regency Centers Corp.	7,795
343	Weingarten Realty Investors	7,087

		28,526

	Storage — 7.6%
732	CubeSmart	7,299
178	Public Storage	23,502

		30,801

	Total Financials	400,432

Telecommunication Services — 0.4%

	Wireless Telecommunication Services — 0.4%
31	American Tower Corp., Class A (a)	1,812

	Total Common Stocks
	(Cost $337,404)	402,244

Short-Term Investment — 1.0%

	Investment Company — 1.0%
4,030	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $4,030)	4,030

	Total Investments — 99.8% (Cost $341,434)	406,274
	Other Assets in Excess of Liabilities — 0.2%	814

	NET ASSETS — 100.0%	$407,088

Percentages indicated are based on net assets.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and forward foreign currency exchange contracts.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,649
Aggregate gross unrealized depreciation	(2,809)

Net unrealized appreciation/depreciation	$64,840

Federal income tax cost of investments	$341,434

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$406,274	$–	$–	$406,274

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%

Consumer Discretionary — 36.8%

	Hotels, Restaurants & Leisure — 8.0%
61	Ameristar Casinos, Inc.	1,069
108	Pinnacle Entertainment, Inc. (a)	1,138
131	Scientific Games Corp., Class A (a)	1,130
31	Six Flags Entertainment Corp.	1,193

		4,530
	Household Durables — 5.8%
33	iRobot Corp. (a)	1,051
61	Skullcandy, Inc. (a)	898
24	Tempur-Pedic International, Inc. (a)	1,327

		3,276
	Internet & Catalog Retail — 2.0%
31	HSN, Inc.	1,099

	Leisure Equipment & Products — 2.2%
65	Brunswick Corp.	1,218

	Specialty Retail — 15.9%
86	Aeropostale, Inc. (a)	1,329
118	Bebe Stores, Inc.	872
24	Genesco, Inc. (a)	1,435
43	GNC Holdings, Inc., Class A (a)	1,170
24	Tractor Supply Co.	1,719
35	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,451

		8,976
	Textiles, Apparel & Luxury Goods — 2.9%
46	True Religion Apparel, Inc. (a)	1,612

	Total Consumer Discretionary	20,711

Consumer Staples — 2.8%

	Personal Products — 2.8%
41	Elizabeth Arden, Inc. (a)	1,554

Energy — 4.3%

	Energy Equipment & Services — 4.3%
66	Helix Energy Solutions Group, Inc. (a)	1,171
84	Key Energy Services, Inc. (a)	1,265

	Total Energy	2,436

Health Care — 10.9%

	Biotechnology — 2.4%
40	Cepheid, Inc. (a)	1,362

	Health Care Equipment & Supplies — 4.3%
60	ABIOMED, Inc. (a)	1,212
49	Align Technology, Inc. (a)	1,196

		2,408
	Life Sciences Tools & Services — 1.8%
48	Luminex Corp. (a)	999

	Pharmaceuticals — 2.4%
31	Salix Pharmaceuticals Ltd. (a)	1,346

	Total Health Care	6,115

SHARES	SECURITY DESCRIPTION	VALUE ($)
Industrials — 9.7%

	Aerospace & Defense — 2.5%
24	Triumph Group, Inc.	1,422

	Electrical Equipment — 2.3%
27	Polypore International, Inc. (a)	1,314

	Machinery — 4.9%
25	Chart Industries, Inc. (a)	1,515
58	Titan International, Inc.	1,241

		2,756
	Total Industrials	5,492

Information Technology — 33.4%

	Computers & Peripherals — 1.7%
63	Silicon Graphics International Corp. (a)	940

	Electronic Equipment, Instruments & Components — 2.8%
40	FEI Co. (a)	1,602

	Internet Software & Services — 7.0%
44	DealerTrack Holdings, Inc. (a)	1,147
39	IAC/InterActiveCorp.	1,638
76	ValueClick, Inc. (a)	1,177

		3,962
	IT Services — 1.9%
44	Unisys Corp. (a)	1,055

	Semiconductors & Semiconductor Equipment — 1.8%
35	Ceva, Inc. (a)	1,011

	Software — 18.2%
82	Aspen Technology, Inc. (a)	1,471
29	BroadSoft, Inc. (a)	1,024
134	Cadence Design Systems, Inc. (a)	1,463
32	CommVault Systems, Inc. (a)	1,588
38	SolarWinds, Inc. (a)	1,249
51	Sourcefire, Inc. (a)	1,673
65	TIBCO Software, Inc. (a)	1,792

		10,260
	Total Information Technology	18,830

	Total Common Stocks (Cost $47,933)	55,138

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 1.9%

	Investment Company — 1.9%
1,093	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $1,093)	1,093

	Total Investments — 99.8% (Cost $49,026)	56,231
	Other Assets in Excess of Liabilities — 0.2%	85

	NET ASSETS — 100.0%	$56,316

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2011.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,882
Aggregate gross unrealized depreciation	(1,677)

Net unrealized appreciation/depreciation	$7,205

Federal income tax cost of investments	$49,026

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI’) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$56,231	$–	$–	$56,231

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 100.0%

Consumer Discretionary — 11.6%

	Hotels, Restaurants & Leisure — 7.8%
14	CEC Entertainment, Inc.	466
17	Shuffle Master, Inc. (a)	188
12	Wendy’s Co. (The)	61
42	WMS Industries, Inc. (a)	881
14	Wyndham Worldwide Corp.	479

		2,075
	Media — 0.9%
12	DreamWorks Animation SKG, Inc., Class A (a)	230

	Specialty Retail — 1.9%
33	Aeropostale, Inc. (a)	506

	Textiles, Apparel & Luxury Goods — 1.0%
6	Columbia Sportswear Co.	280

	Total Consumer Discretionary	3,091

Consumer Staples — 3.0%

	Food Products — 1.7%
54	Chiquita Brands International, Inc. (a)	446

	Personal Products — 1.3%
35	Prestige Brands Holdings, Inc. (a)	345

	Total Consumer Staples	791

Energy — 4.9%

	Energy Equipment & Services — 2.0%
16	Pioneer Drilling Co. (a)	172
38	Tetra Technologies, Inc. (a)	352

		524
	Oil, Gas & Consumable Fuels — 2.9%
20	McMoRan Exploration Co. (a)	318
20	Tesoro Corp. (a)	470

		788
	Total Energy	1,312

Financials — 40.6%

	Capital Markets — 3.9%
48	Apollo Investment Corp.	344
31	Investment Technology Group, Inc. (a)	334
29	Knight Capital Group, Inc., Class A (a)	371

		1,049
	Commercial Banks — 13.7%
54	Bancorp, Inc. (The) (a)	436
25	Banner Corp.	403
52	First California Financial Group, Inc. (a)	161
78	First Horizon National Corp.	597
30	Investors Bancorp, Inc. (a)	412
24	Mercantile Bank Corp. (a)	224
70	Nara Bancorp, Inc. (a)	656
53	PrivateBancorp, Inc.	509

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Commercial Banks — Continued
79	Wilshire Bancorp, Inc. (a)	253

		3,651
	Insurance — 7.4%
61	CNO Financial Group, Inc. (a)	384
35	Presidential Life Corp.	353
18	StanCorp Financial Group, Inc.	631
63	Symetra Financial Corp.	595

		1,963
	Real Estate Investment Trusts (REITs) — 15.6%
17	Apollo Commercial Real Estate Finance, Inc.	229
73	CapLease, Inc.	303
49	Chatham Lodging Trust	527
53	Colony Financial, Inc.	783
32	Franklin Street Properties Corp.	344
28	Inland Real Estate Corp.	206
44	Pebblebrook Hotel Trust	820
29	Starwood Property Trust, Inc.	512
56	Sunstone Hotel Investors, Inc. (a)	425

		4,149
	Total Financials	10,812

Health Care — 6.5%

	Health Care Providers & Services — 5.6%
41	Health Management Associates, Inc., Class A (a)	340
28	Health Net, Inc. (a)	878
18	PharMerica Corp. (a)	279

		1,497
	Pharmaceuticals — 0.9%
7	Par Pharmaceutical Cos., Inc. (a)	233

	Total Health Care	1,730

Industrials — 14.1%

	Aerospace & Defense — 2.5%
17	BE Aerospace, Inc. (a)	670

	Commercial Services & Supplies — 3.3%
24	Brink’s Co. (The)	601
17	SYKES Enterprises, Inc. (a)	275

		876
	Construction & Engineering — 0.8%
10	Dycom Industries, Inc. (a)	207

	Electrical Equipment — 2.3%
26	EnerSys (a)	613

	Machinery — 2.8%
49	Terex Corp. (a)	751

	Trading Companies & Distributors — 2.4%
51	RSC Holdings, Inc. (a)	620

	Total Industrials	3,737

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Information Technology — 12.1%

	Communications Equipment — 1.7%
85	Harmonic, Inc. (a)	456

	Electronic Equipment, Instruments & Components — 1.9%
13	MTS Systems Corp.	502

	IT Services — 6.8%
22	Broadridge Financial Solutions, Inc.	494
73	Convergys Corp. (a)	941
20	Lender Processing Services, Inc.	383

		1,818
	Software — 1.7%
15	ACI Worldwide, Inc. (a)	442

	Total Information Technology	3,218

Materials — 7.2%

	Chemicals — 2.7%
15	Celanese Corp., Series A,	712

	Metals & Mining — 3.1%
47	Commercial Metals Co.	653
7	RTI International Metals, Inc. (a)	188

		841
	Paper & Forest Products — 1.4%
26	PH Glatfelter Co.	374

	Total Materials	1,927

	Total Common Stocks (Cost $21,430)	26,618
Short-Term Investment — 0.3%

	Investment Company — 0.3%
95	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $95)	95

	Total Investments — 100.3% (Cost $21,525)	26,713
	Liabilities in Excess of Other Assets — (0.3)%	(92)

	NET ASSETS — 100.0%	$26,621

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2011.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,686
Aggregate gross unrealized depreciation	(1,498)

Net unrealized appreciation/depreciation	$5,188

Federal income tax cost of investments	$21,525

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI’) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$26,713	$–	$–	$26,713

There were no transfers between Levels 1 and 2 during the period ended November 30, 2011.

(a)	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
January 27, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 27, 2012